Assets Held For Sale - Schedule of Assets Held For Sale (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets Held For Sale [Line Items]
Assets held for sale		$ 2,000,116
Building held for sale [Member]
Schedule of Assets Held For Sale [Line Items]
Assets held for sale		$ 2,000,116